Financial Instruments - Summary of Financial Instruments Not Measured at Fair Value (Detail)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Other Financial Assets and Liabilities [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Valuation technique	Discounted cash flows	Discounted cash flows